TERMINATION OF PREVIOUSLY ANNOUNCED ACQUISITION	12 Months Ended
Jun. 26, 2021
Business Combination and Asset Acquisition [Abstract]
Note 10. TERMINATION OF PREVIOUSLY ANNOUNCED ACQUISITION

10. TERMINATION OF PREVIOUSLY ANNOUNCED ACQUISITION

On October 11, 2018, the Company entered into a binding letter of intent with PharmaCann, LLC (“PharmaCann”) to acquire all outstanding equity interests in PharmaCann in an all-stock transaction (the “PharmaCann Acquisition”), valued at $682,000,000 based on the closing price of the Subordinate Voting Shares on October 9, 2018 (such value being subject to change based on the daily closing price of the Subordinate Voting Shares). In connection with the letter of intent, the Company provided PharmaCann with a $20,000,000 line of credit which bears interest at a rate of 7.5% per annum paid-in-kind. In the event the PharmaCann Acquisition does not close, any outstanding principal and interest shall become due and payable within twelve months of termination.

On October 7, 2019, the Company and PharmaCann entered into a mutual agreement to terminate the PharmaCann Acquisition. As compensation for the termination, the Company and PharmaCann agreed to accept a transfer of assets in exchange for repayment of the line of credit. The assets transferred were 100% of the membership interests (“Transfer of Interest”) in three entities holding the following assets:

●	MME Evanston Retail, LLC (“Evanston”), which holds a retail location in Evanston, Illinois and related licenses, and a retail license for Greater Chicago, Illinois;

●	PharmaCann Virginia, LLC (“Staunton”), which holds land and a license for a vertically-integrated facility in Staunton, Virginia; and

●	PC 16280 East Twombly LLC (“Hillcrest”), which holds an operational cultivation and production facility in Hillcrest, Illinois and related licenses.

Each delivery of the Transfer of Interest, after successful regulatory approval, if any, will relieve one-third of the line of credit and any accrued interest due from PharmaCann. Concurrent with the termination agreement, the Company and PharmaCann entered into a membership interest purchase agreement which detailed the assets to be delivered to the Company. The Company entered into plans to sell the Staunton and Hillcrest assets while the Evanston assets will be owned and operated by the Company. As of June 27, 2020, the Company successfully received the membership interests in Evanston and Staunton, and transferred the rights to receive the equity interest in Hillcrest to a third party, and relieved the full amount due from PharmaCann.

The Evanston assets received were accounted for as a business combination in accordance with ASC 805, “Business Combinations” as the Evanston assets met the definition of a business. Pursuant to ASC 805, the fair value of the consideration paid, which is the portion of the line of credit relieved, approximates its carrying value. See “Note 9 – Business Acquisitions” for further information on the acquisition of Evanston and see “Note 7 – Assets Held for Sale” for further information on the sale of Evanston.

The Company determined that the cost of the Staunton assets received was equal to the fair value of the assets given up as consideration, being the portion of the line of credit relieved. Accordingly, no gain or loss was recorded upon receipt of the Staunton assets. The Staunton assets were classified as assets held for sale in accordance with ASC 360 and are measured at the lower of its carrying amount or FVLCTS. During the year ended June 27, 2020, the Company recorded $6,870,833 in assets held for sale related to Staunton and subsequently determined that the FVLCTS was less than its carrying amount and wrote down the asset by $1,050,833 which is included as a loss on sale of assets as a component of other operating income in the accompanying Consolidated Statements of Operations. As of June 26, 2021 and June 27, 2020, the Company determined the remaining balance, excluding the land value of approximately $151,800 and $212,000, respectively, was unrecoverable and wrote off the balance of $60,111 and $5,607,600, respectively, which is included as a component of impairment expense in the accompanying Consolidated Statements of Operations. See “Note 7 – Assets Held for Sale” for further information.

The Company determined that the cost of the Hillcrest assets was equal to the fair value of the assets given up as consideration, being the portion of the line of credit relieved. The Company sold its rights to the Hillcrest assets for total gross proceeds of approximately $17,000,000 to an unrelated third party. During the year ended June 27, 2020, the Company recorded a gain of $9,490,800 upon successful sale of the Hillcrest assets. The gain was recorded as a gain on sale of assets as a component of other operating income in the Consolidated Statements of Operations.